Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		¥ 63,176	¥ 58,080
Deferred tax liabilities		265,767	680,339
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		1,002,949	842,772
Deferred tax liabilities		1,205,540	1,465,031
Net deferred tax liabilities	[1]	(202,591)	(622,259)
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		541,431	479,525
Gross carrying amount [member] | Lease liabilities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		103,033	108,270
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		58,601	34,185
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		4,368	14,493
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		2,888	10,958
Deferred tax liabilities		845,837	1,003,374
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		8,743	9,633
Deferred tax liabilities		75,700	91,220
Gross carrying amount [member] | Right-of-use assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		102,853	108,421
Gross carrying amount [member] | Derivative financial instruments [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		48,391	0
Deferred tax liabilities		0	91,464
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		11,904	17,583
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		5,560	5,972
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		2,998	4,015
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		235,494	185,708
Deferred tax liabilities		¥ 160,688	¥ 142,982

[1]	Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.